PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of June 30, 2025 and December 31, 2024 consisted of the following:

	June 30, 2025	December 31, 2024
Machinery and equipment	$2,825,862	$2,240,129
Transportation vehicles	451,789	443,390
Electronic devices	150,848	138,951
Office furniture and equipment	90,448	88,050
Construction in progress	1,541,868	216,468
Building	881,566	754,321
Total property plant and equipment, at cost	5,942,381	3,881,309
Less: accumulated depreciation	(2,005,265)	(1,724,095)
Property, plant and equipment, net	$3,937,116	$2,157,214

As of June 30, 2025 and December 31, 2024, the Company had no impaired or pledged property and equipment.

Additions to property and equipment for the fiscal periods ended June 30, 2025 and December 31, 2024 were $1,963,158 and $715,202, respectively. There were no disposals during these periods.

Depreciation expenses were $245,460 and $203,787 for the six months ended June 30, 2025 and 2024, respectively

The depreciation expenses included in cost of sales during the periods ended June 30, 2025 and 2024 were $172,495 and $111,373, respectively.